VESSELS UNDER CAPITAL LEASES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of vessels under capital leases, net:
Net book value	$ 0	$ 501,904
Number of leased shipping vessels	0	3
Depreciation and amortization expense	85,524	70,286
Vessels under capital leases
Components of vessels under capital leases, net:
Cost	0	600,395
Accumulated depreciation and amortization	0	98,491
Depreciation and amortization expense	15,800	16,600	16,100
Drydocking costs
Components of vessels under capital leases, net:
Cost	0	9,900
Accumulated depreciation and amortization	$ 0	$ 4,900